Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14930
Entity Registrant Name	HSBC Holdings plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	8 Canada Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	E14 5HQ
Entity Address, Country	GB
Shares outstanding (in shares)	20,293,607,410
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001089113
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	8 Canada Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	E14 5HQ
Entity Address, Country	GB
Contact Personnel Name	Jonathan Bingham
City Area Code	+44
Local Phone Number	(0) 20 3268 4840
Contact Personnel Email Address	jonathan.bingham@hsbc.com
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value US$0.50 each (GB0005405286)
Trading Symbol	HSBC
Security Exchange Name	NYSE
American Depository Shares, each representing 5 Ordinary Shares of nominal value US$0.50 each (US4042804066)
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares, each representing 5 Ordinary Shares of nominal value US$0.50 each (US4042804066)
Trading Symbol	HSBC
Security Exchange Name	NYSE
7.625% Subordinated Notes due 2032 (US404280AF65)
Document Information [Line Items]
Title of 12(b) Security	7.625% Subordinated Notes due 2032 (US404280AF65)
Trading Symbol	HSBC/32A
Security Exchange Name	NYSE
7.35% Subordinated Notes due 2032 (US404280AE90)
Document Information [Line Items]
Title of 12(b) Security	7.35% Subordinated Notes due 2032 (US404280AE90)
Trading Symbol	HSBC/32B
Security Exchange Name	NYSE
6.5% Subordinated Notes 2036 (US404280AG49)
Document Information [Line Items]
Title of 12(b) Security	6.5% Subordinated Notes 2036 (US404280AG49)
Trading Symbol	HSBC36
Security Exchange Name	NYSE
6.5% Subordinated Notes 2037 (US404280AH22)
Document Information [Line Items]
Title of 12(b) Security	6.5% Subordinated Notes 2037 (US404280AH22)
Trading Symbol	HSBC37
Security Exchange Name	NYSE
6.8% Subordinated Notes Due 2038 (US404280AJ87)
Document Information [Line Items]
Title of 12(b) Security	6.8% Subordinated Notes Due 2038 (US404280AJ87)
Trading Symbol	HSBC38
Security Exchange Name	NYSE
6.100% Senior Unsecured Notes due 2042 (US404280AM17)
Document Information [Line Items]
Title of 12(b) Security	6.100% Senior Unsecured Notes due 2042 (US404280AM17)
Trading Symbol	HSBC42
Security Exchange Name	NYSE
4.250% Subordinated Notes due 2024 (US404280AP48)
Document Information [Line Items]
Title of 12(b) Security	4.250% Subordinated Notes due 2024 (US404280AP48)
Trading Symbol	HSBC24
Security Exchange Name	NYSE
5.250% Subordinated Notes due 2044 (US404280AQ21)
Document Information [Line Items]
Title of 12(b) Security	5.250% Subordinated Notes due 2044 (US404280AQ21)
Trading Symbol	HSBC44
Security Exchange Name	NYSE
4.250% Subordinated Notes due 2025 (US404280AU33)
Document Information [Line Items]
Title of 12(b) Security	4.250% Subordinated Notes due 2025 (US404280AU33)
Trading Symbol	HSBC25
Security Exchange Name	NYSE
4.300% Senior Unsecured Notes due 2026 (US404280AW98)
Document Information [Line Items]
Title of 12(b) Security	4.300% Senior Unsecured Notes due 2026 (US404280AW98)
Trading Symbol	HSBC26
Security Exchange Name	NYSE
3.600% Senior Unsecured Notes due 2023 (US404280BA69)
Document Information [Line Items]
Title of 12(b) Security	3.600% Senior Unsecured Notes due 2023 (US404280BA69)
Trading Symbol	HSBC23
Security Exchange Name	NYSE
3.900% Senior Unsecured Notes due 2026 (US404280BB43)
Document Information [Line Items]
Title of 12(b) Security	3.900% Senior Unsecured Notes due 2026 (US404280BB43)
Trading Symbol	HSBC26A
Security Exchange Name	NYSE
4.375% Subordinated Notes due 2026 (US404280BH13)
Document Information [Line Items]
Title of 12(b) Security	4.375% Subordinated Notes due 2026 (US404280BH13)
Trading Symbol	HSBC26B
Security Exchange Name	NYSE
4.041% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280BK42)
Document Information [Line Items]
Title of 12(b) Security	4.041% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280BK42)
Trading Symbol	HSBC28
Security Exchange Name	NYSE
Floating Rate Senior Unsecured Notes due 2024 (US404280BR94)
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Unsecured Notes due 2024 (US404280BR94)
Trading Symbol	HSBC24A
Security Exchange Name	NYSE
3.950% Fixed Rate/Floating Rate Senior Unsecured Notes due 2024 (US404280BS77)
Document Information [Line Items]
Title of 12(b) Security	3.950% Fixed Rate/Floating Rate Senior Unsecured Notes due 2024 (US404280BS77)
Trading Symbol	HSBC24B
Security Exchange Name	NYSE
4.583% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029 (US404280BT50)
Document Information [Line Items]
Title of 12(b) Security	4.583% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029 (US404280BT50)
Trading Symbol	HSBC29
Security Exchange Name	NYSE
Floating Rate Senior Unsecured Notes due 2026 (US404280BW89)
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Unsecured Notes due 2026 (US404280BW89)
Trading Symbol	HSBC26D
Security Exchange Name	NYSE
4.292% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026 (US404280BX62)
Document Information [Line Items]
Title of 12(b) Security	4.292% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026 (US404280BX62)
Trading Symbol	HSBC26C
Security Exchange Name	NYSE
3.803% Fixed Rate/Floating Rate Senior Unsecured Notes due 2025 (US404280BZ11)
Document Information [Line Items]
Title of 12(b) Security	3.803% Fixed Rate/Floating Rate Senior Unsecured Notes due 2025 (US404280BZ11)
Trading Symbol	HSBC25A
Security Exchange Name	NYSE
Floating Rate Senior Unsecured Notes due 2025 (US404280CA50)
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Unsecured Notes due 2025 (US404280CA50)
Trading Symbol	HSBC25B
Security Exchange Name	NYSE
3.000% Resettable Senior Unsecured Notes due 2028 (XS1961843171)
Document Information [Line Items]
Title of 12(b) Security	3.000% Resettable Senior Unsecured Notes due 2028 (XS1961843171)
Trading Symbol	HSBC28A
Security Exchange Name	NYSE
3.973% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030 (US404280CC17)
Document Information [Line Items]
Title of 12(b) Security	3.973% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030 (US404280CC17)
Trading Symbol	HSBC30
Security Exchange Name	NYSE
3.00% Resettable Senior Unsecured Notes due 2030 (XS2003500142)
Document Information [Line Items]
Title of 12(b) Security	3.00% Resettable Senior Unsecured Notes due 2030 (XS2003500142)
Trading Symbol	HSBC30A
Security Exchange Name	NYSE
2.633% Fixed Rate/Floating Rate Senior Unsecured Notes due 2025 (US404280CE72)
Document Information [Line Items]
Title of 12(b) Security	2.633% Fixed Rate/Floating Rate Senior Unsecured Notes due 2025 (US404280CE72)
Trading Symbol	HSBC25C
Security Exchange Name	NYSE
4.950% Fixed Rate Senior Unsecured Notes due 2030 (US404280CF48)
Document Information [Line Items]
Title of 12(b) Security	4.950% Fixed Rate Senior Unsecured Notes due 2030(US404280CF48)
Trading Symbol	HSBC30B
Security Exchange Name	NYSE
2.099% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026 (US404280CG21)
Document Information [Line Items]
Title of 12(b) Security	2.099% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026(US404280CG21)
Trading Symbol	HSBC26E
Security Exchange Name	NYSE
2.848% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031 (US404280CH04)
Document Information [Line Items]
Title of 12(b) Security	2.848% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031(US404280CH04)
Trading Symbol	HSBC31
Security Exchange Name	NYSE
1.645% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026 (US404280CJ69)
Document Information [Line Items]
Title of 12(b) Security	1.645% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026(US404280CJ69)
Trading Symbol	HSBC26F
Security Exchange Name	NYSE
2.357% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031 (US404280CK33)
Document Information [Line Items]
Title of 12(b) Security	2.357% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031(US404280CK33)
Trading Symbol	HSBC31A
Security Exchange Name	NYSE
2.013% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280CL16)
Document Information [Line Items]
Title of 12(b) Security	2.013% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028(US404280CL16)
Trading Symbol	HSBC28B
Security Exchange Name	NYSE
1.589% Fixed Rate/Floating Rate Senior Unsecured Notes due 2027 (US404280CM98)
Document Information [Line Items]
Title of 12(b) Security	1.589% Fixed Rate/Floating Rate Senior Unsecured Notes due 2027(US404280CM98)
Trading Symbol	HSBC27
Security Exchange Name	NYSE
1.750% Fixed Rate/Floating Rate Senior Unsecured Notes due 2027 (XS2322315727)
Document Information [Line Items]
Title of 12(b) Security	1.750% Fixed Rate/Floating Rate Senior Unsecured Notes due 2027(XS2322315727)
Trading Symbol	HSBC27A
Security Exchange Name	NYSE
0.976% Fixed Rate/Floating Rate Senior Unsecured Notes due 2025 (US404280CS68)
Document Information [Line Items]
Title of 12(b) Security	0.976% Fixed Rate/Floating Rate Senior Unsecured Notes due 2025(US404280CS68)
Trading Symbol	HSBC25
Security Exchange Name	NYSE
2.804% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032 (US404280CT42)
Document Information [Line Items]
Title of 12(b) Security	2.804% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032(US404280CT42)
Trading Symbol	HSBC32
Security Exchange Name	NYSE
0.732% Fixed Rate/Floating Rate Senior Unsecured Notes due 2024 (US404280CU15)
Document Information [Line Items]
Title of 12(b) Security	0.732% Fixed Rate/Floating Rate Senior Unsecured Notes due 2024 (US404280CU15)
Trading Symbol	HSBC24C
Security Exchange Name	NYSE
2.206% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029 (US404280CV97)
Document Information [Line Items]
Title of 12(b) Security	2.206% Fixed Rate/Floating Rate Senior Unsecured Notes due 2029(US404280CV97)
Trading Symbol	HSBC29A
Security Exchange Name	NYSE
1.162% Fixed Rate/Floating Rate Senior Unsecured Notes due 2024 (US404280CW70)
Document Information [Line Items]
Title of 12(b) Security	1.162% Fixed Rate/Floating Rate Senior Unsecured Notes due 2024(US404280CW70)
Trading Symbol	HSBC24D
Security Exchange Name	NYSE
2.251% Fixed Rate/Floating Rate Senior Unsecured Notes due 2027 (US404280CX53)
Document Information [Line Items]
Title of 12(b) Security	2.251% Fixed Rate/Floating Rate Senior Unsecured Notes due 2027(US404280CX53)
Trading Symbol	HSBC27B
Security Exchange Name	NYSE
2.871% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032 (US404280CY37)
Document Information [Line Items]
Title of 12(b) Security	2.871% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032(US404280CY37)
Trading Symbol	HSBC32A
Security Exchange Name	NYSE
Floating Rate Senior Unsecured Notes due 2024 (US404280CZ02)
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Unsecured Notes due 2024(US404280CZ02)
Trading Symbol	HSBC24E
Security Exchange Name	NYSE
2.999% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026 (US404280DA42)
Document Information [Line Items]
Title of 12(b) Security	2.999% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026 (US404280DA42)
Trading Symbol	HSBC26G
Security Exchange Name	NYSE
Floating Rate Senior Unsecured Notes due 2026 (US404280DB25)
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Unsecured Notes due 2026 (US404280DB25)
Trading Symbol	HSBC26H
Security Exchange Name	NYSE
4.762% Fixed Rate/Floating Rate Subordinated Unsecured Notes due 2033 (US404280DC08)
Document Information [Line Items]
Title of 12(b) Security	4.762% Fixed Rate/Floating Rate Subordinated Unsecured Notes due 2033 (US404280DC08)
Trading Symbol	HSBC33
Security Exchange Name	NYSE
4.180% Fixed Rate/Floating Rate Senior Unsecured Notes due 2025 (US404280DE63)
Document Information [Line Items]
Title of 12(b) Security	4.180% Fixed Rate/Floating Rate Senior Unsecured Notes due 2025 (US404280DE63)
Trading Symbol	HSBC25E
Security Exchange Name	NYSE
4.755% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280DF39)
Document Information [Line Items]
Title of 12(b) Security	4.755% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280DF39)
Trading Symbol	HSBC28C
Security Exchange Name	NYSE
5.210% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280DG12)
Document Information [Line Items]
Title of 12(b) Security	5.210% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280DG12)
Trading Symbol	HSBC28D
Security Exchange Name	NYSE
5.402% Fixed Rate/Floating Rate Senior Unsecured Notes due 2033 (US404280DH94)
Document Information [Line Items]
Title of 12(b) Security	5.402% Fixed Rate/Floating Rate Senior Unsecured Notes due 2033 (US404280DH94)
Trading Symbol	HSBC33A
Security Exchange Name	NYSE
7.35% Subordinated Notes due 2032 (US404280DJ50)
Document Information [Line Items]
Title of 12(b) Security	7.35% Subordinated Notes due 2032 (US404280DJ50)
Trading Symbol	HSBC32B
Security Exchange Name	NYSE
7.625% Subordinated Notes due 2032 (US404280DK24)
Document Information [Line Items]
Title of 12(b) Security	7.625% Subordinated Notes due 2032 (US404280DK24)
Trading Symbol	HSBC32C
Security Exchange Name	NYSE
6.5% Subordinated Notes Due 2036 (US404280DL07)
Document Information [Line Items]
Title of 12(b) Security	6.5% Subordinated Notes Due 2036 (US404280DL07)
Trading Symbol	HSBC36A
Security Exchange Name	NYSE
6.5% Subordinated Notes Due 2037 (US404280DM89)
Document Information [Line Items]
Title of 12(b) Security	6.5% Subordinated Notes Due 2037 (US404280DM89)
Trading Symbol	HSBC37A
Security Exchange Name	NYSE
6.8% Subordinated Notes Due 2038 (US404280DN62)
Document Information [Line Items]
Title of 12(b) Security	6.8% Subordinated Notes Due 2038 (US404280DN62)
Trading Symbol	HSBC38A
Security Exchange Name	NYSE
7.336% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026 (US404280DQ93)
Document Information [Line Items]
Title of 12(b) Security	7.336% Fixed Rate/Floating Rate Senior Unsecured Notes due 2026 (US404280DQ93)
Trading Symbol	HSBC26I
Security Exchange Name	NYSE
7.390% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280DR76)
Document Information [Line Items]
Title of 12(b) Security	7.390% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028 (US404280DR76)
Trading Symbol	HSBC28E
Security Exchange Name	NYSE
8.113% Fixed Rate/Floating Rate Subordinated Unsecured Notes due 2033 (US404280DS59)
Document Information [Line Items]
Title of 12(b) Security	8.113% Fixed Rate/Floating Rate Subordinated Unsecured Notes due 2033 (US404280DS59)
Trading Symbol	HSBC33B
Security Exchange Name	NYSE